Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 — Other payables and accrued liabilities

Other payables and accrued liabilities include the followings:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Payroll payable	814,397	728,845	103,694
Accounts payable with third parties	13,315,590	30,729,920	4,372,002
Total	14,129,987	31,458,765	4,475,696

During the years ended December 31, 2024 and 2025, the Company’s other payables and accrued liabilities amounted to RMB 14,129,987 and RMB 31,458,765 (USD 4,475,696), respectively.